VIA EDGAR

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071

July 31, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Investment Managers Series Trust (filing relates to the Strategic Latin America Fund)
(File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

On behalf of Investment Managers Series Trust (the “Trust”), we are filing pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940 a corrected preliminary proxy statement on Schedule 14A, a notice of special meeting of shareholders of the Strategic Latin America Fund series of the Trust (the “Fund”), and a form of proxy card.  The shareholder meeting is being called for the purpose of approving the reorganization of the Fund into the newly created Strategic Latin America Fund series of World Funds Trust.  This filing includes copies of the form of Agreement and Plan of Reorganization and the form of proxy card, which were inadvertently omitted from the version of the preliminary proxy statement for the Fund that was filed earlier today.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie A. Dee

Laurie A. Dee

Enclosures